Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

(215) 564-8000

October 23, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:   Ivy Funds (the “Registrant”) – Form N-1A

File Nos.: 033-45961 and 811-06569

Dear Sir or Madam:

Please accept for filing Post-Effective Amendment No. 150/Amendment No. 150 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to register Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of two new series of the Registrant- Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund (each, a “Fund”) as well as Class A, Class B, Class C and Class E shares of a third new series of the Registrant – Ivy Cash Management Fund (also a “Fund” and, collectively with the other two Funds, the “Funds”). It is proposed that the Amendment become effective 60 days after filing on December 22, 2017.

The new Funds of the Registrant are being organized in connection with a proposed reorganization whereby all of the assets and liabilities of three series of the Waddell & Reed Advisors Funds, the Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Wilshire Global Allocation Fund and Waddell & Reed Advisors Cash Management (collectively, the “Waddell & Reed Advisors Funds”) will be reorganized, respectively, into the Funds. Because the Funds will be shell funds without any assets at the time of the reorganization, the Waddell & Reed Advisors Funds will be the accounting survivors of the reorganization. As a result, the prospectus and statement of additional information of the Funds include financial information relating to the respective Waddell & Reed Advisors Funds.

It is expected that in December 2017, the Registrant will file a Form N-14 Registration Statement in connection with the reorganization. The Registrant would like to work with the staff in order that this Amendment and the Form N-14 registration statement go effective at approximately the same time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact, Don Felice at (215) 564-8794.

Ivy Funds Form N-1A

October 23, 2017

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.